BALANCE SHEET	Dec. 31, 2021 USD ($)
Current assets:
Cash	$ 729,223
Prepaid expenses	422,894
Total current assets	1,152,117
Investments held in Trust Account	139,399,054
Total Assets	140,551,171
Current liabilities:
Accounts payable	69,855
Accrued expenses	199,565
Due to related party	2,872
Total current liabilities	272,292
Deferred underwriting commissions	4,010,000
Derivative warrant liabilities	6,069,900
Total Liabilities	10,352,192
Commitments and Contingencies (Note 5)
Class A common stock subject to possible redemption	139,380,000
Shareholders' Deficit:
Preference shares, $0.0001 par value; 1,000,000 shares authorized; none issued or outstanding
Accumulated deficit	(9,181,366)
Total shareholders' deficit	(9,181,021)
Total Liabilities, Class A Ordinary Shares Subject to Possible Redemption and Shareholders' Deficit	140,551,171
Class A Ordinary shares
Shareholders' Deficit:
Common Stock, Value	0
Class B Ordinary shares
Shareholders' Deficit:
Common Stock, Value	345
Accumulated deficit	$ (9,181,366)